   As filed with the Securities and Exchange Commission on October 19, 2006

                                                File Nos. 333-134457; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                       [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 3                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                  [X]
                         Amendment No. 5                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)
                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 18, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Guaranteed Minimum Withdrawal Benefit for Life Rider

An owner may now elect the Annual Step Up Death Benefit Rider with the Guaranteed Minimum Withdrawal Benefit for Life Rider at application. All references in the prospectus to the contrary are revised accordingly. In addition, the entire "Fee Table" section of the prospectus is replaced in its entirety with the following:

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.



Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------
Surrender Charge/1/ (as a percentage of purchase Number of Completed Surrender Charge as a
 payments withdrawn or surrendered)              Years Since We      Percentage of the
                                                 Received the        Purchase Payment
                                                 Purchase Payment    Withdrawn or
                                                                     Surrendered
                                                 -----------------------------------------
                                                          0                   6%
                                                          1                   6%
                                                          2                   6%
                                                          3                   6%
                                                          4                   5%
                                                          5                   4%
                                                          6                   3%
                                                          7                   0%
------------------------------------------------------------------------------------------
               Transfer Charge                                   $10.00/2/
------------------------------------------------------------------------------------------


                     /1 /You may withdraw an amount equal to the greater of 10%
                        of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                        If you purchase the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

                     /2 /We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



           Periodic Charges Other Than Portfolio Expenses
           ---------------------------------------------------------------------------
           Annual Contract Maintenance Charge                           $25.00/1/
           ---------------------------------------------------------------------------
           Separate Account Annual Expenses
            (as a percentage of your average daily net assets in the Separate Account)
           ---------------------------------------------------------------------------
             Mortality and Expense Risk Charge                              1.00%
           ---------------------------------------------------------------------------
             Administrative Expense Charge                                  0.15%
           ---------------------------------------------------------------------------
             Joint Annuitant Charge/2/                                      0.20%
           ---------------------------------------------------------------------------


Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
                                                           Current Charge  Maximum Charge/4/
                                                           ---------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                   0.50%           1.00%
--------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider
  Single Annuitant Contract                                     0.60%           2.00%
--------------------------------------------------------------------------------------------
  Joint Annuitant Contract                                      0.75%           2.00%
--------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                       0.50%           0.50%
--------------------------------------------------------------------------------------------
  Payment Protection with Commutation Immediate and
   Deferred Variable Annuity Rider
--------------------------------------------------------------------------------------------
  Single Annuitant Contract                                     0.50%           1.25%
--------------------------------------------------------------------------------------------
  Joint Annuitant Contract                                      0.65%           1.25%
--------------------------------------------------------------------------------------------
Death Benefit Rider Options/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
--------------------------------------------------------------------------------------------
                                                           Current Charge  Maximum Charge/4/
                                                           ---------------------------------
  Annual Step-Up Death Benefit Rider                            0.20%           0.20%
--------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider                                 0.30%           0.30%
--------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider                        0.30%           0.30%
--------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider                                   0.70%           0.70%
--------------------------------------------------------------------------------------------
                                                           Current Charges Maximum Charges
                                                           ---------------------------------
Maximum Total Separate Account Annual Expenses/7/               2.70%           3.55%
--------------------------------------------------------------------------------------------


                     /1 /This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

                     /2 /The Joint Annuitant charge is assessed only when a
                        Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect the Guaranteed Minimum Withdrawal Benefit for Life Rider or the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider as a Joint Annuitant contract.

                     /3 /None of the living benefit rider options may be
                        elected together or in any combination. Only one may be elected and must be elected at the time of application. The riders may not be available in all states. We reserve the right to discontinue offering these riders at any time and for any reason.

                     /4 /The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                     /5 /The Annual Step-Up Death Benefit Rider may be elected
                        with the Guaranteed Minimum Withdrawal Benefit for Life Rider at the time of application. None of the other death benefit rider options are available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                        You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination.

                     /6 /All charges for the death benefit rider options are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                     /7 /The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider as a Joint Annuitant contract. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------


                     /1 /Expenses are shown as a percentage of Portfolio
                        average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;

                         . elected the Annual Step-Up Death Benefit Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,167 $2,379  $3,489   $6,173



                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $607  $1,839  $3,039   $5,903



                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.35% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.25% of the Contract Value);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account); and

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider (an annual rate as a percentage of the Contract Value).

                      If one or both of the optional riders are not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

New Payment Choice for the Distribution Of Death Benefit Proceeds

A new payment choice is available for the distribution of death benefit proceeds when an owner dies before income payments begin. The section titled "The Death Benefit" is revised to reflect the following payment choice.

A designated beneficiary may elect to receive death benefit proceeds over a period that is no greater than the designated beneficiary's life expectancy. Payments must commence within one year of the owner's death. There will be a minimum amount that must be withdrawn annually. Annual withdrawals may exceed this minimum annual amount. The payment of proceeds under this Payment Choice will end upon payment of the entire Contract Value. At the end of the period that is the designated beneficiary's life expectancy, any remaining amount will be distributed in a lump sum. If the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to the designated beneficiary's estate if no person or entity is named.

                               PART A AND PART B

   Part A and Part B of Pre-Effective Amendment No. 1 to this Registration Statement, which was filed on July 26, 2006 and which went effective July 28, 2006 (SEC File No. 333-134457), including the form of the prospectus and the form of Statement of Additional Information, are herein incorporated by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the establishment of GE Life & Annuity Separate
            Account 7. Previously filed on April 20, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity
            Separate Account 2, Registration No. 333-133425.

(1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on April 20, 2006 with the Initial Registration
            Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
            Registration No. 333-133425.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
            Company and Capital Brokerage Corporation. Previously filed on
            September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-47732.

(3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
            Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(a)(i)   Form of contract. Previously filed on May 25, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity VA
            Separate Account 2, Registration No. 333-134457.

(4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
            Endorsement. Previously filed on May 25, 2006 with the Initial
            Registration Statement on Form N-4 for Genworth Life & Annuity VA
            Separate Account 2, Registration No. 333-134457.

(4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(iv)  Waiver of Surrender Charge Endorsement. Previously filed on May 25,
            2006 with the Initial Registration Statement on Form N-4 for Genworth
            Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
            & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(b)(i)   Payment Protection with Commutation Immediate and Deferred Variable
            Annuity Rider. Previously filed on September 1, 2006 with
            Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 2, Registration No. 333-133425.

(4)(b)(ii)    Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on May
              25, 2006 with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

(4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 2 to
              Form N-4 for Genworth Life & Annuity VA Separate Account 2,
              Registration No. 333-133425.

(4)(b)(iv)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(b)(iv)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(i)     Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(ii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

(4)(c)(iii) Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

(4)(c)(iv)    Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
              Previously filed on May 25, 2006 with the Initial Registration
              Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
              2, Registration No. 333-134457.

(5)           Form of Application. Previously filed on July 26, 2006 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 2, Registration No. 333-134457.

(6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

(7)           Not Applicable.

(8)(a)        Participation Agreement among Variable Insurance Products Fund,
              Fidelity Distributors Corporation, and The Life Insurance Company of
              Virginia. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

(8)(a)(ii)    Amendment to Participation Agreement among Variable Insurance
              Products Fund II, Fidelity Distributors Corporation, and The Life
              Insurance Company of Virginia. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

(8)(a)(iii)   Amendment to Participation Agreement among Variable Insurance
              Products Fund, Fidelity Distributors Corporation, and The Life
              Insurance Company of Virginia. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

(8)(a)(iv) Amendment to Participation Agreement Variable Insurance Products
           Fund, Fidelity Distributors Corporation and GE Life and Annuity
           Assurance Company. Previously filed on June 2, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

(8)(b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

(8)(c)     Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

(8)(c)(i)  Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life And Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

(8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

(8)(e)     Participation Agreement between Insurance Management Series,
           Federated Securities Corporation, and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

(8)(e)(i)  Amendment to Participation Agreement between Federated Securities
           Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
           September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(f)(i)  Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

(8)(g)     Participation Agreement between Salomon Brothers Variable Series
           Funds and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

(8)(h)     Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

(8)(i)     Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

(8)(j)     Participation Agreement between Alliance Variable Products Series
           Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

(8)(k)     Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

(8)(l) Participation Agreement between PIMCO Variable Insurance Trust and GE
       Life and Annuity Assurance Company. Previously filed with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(m) Reserved.

(8)(n) Participation Agreement between The Prudential Series Fund, Inc. and
       GE Life and Annuity Assurance Company. Previously filed with
       Pre-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

(8)(o) Participation Agreement between Van Kampen Life Investment Trust and
       GE Life and Annuity Assurance Company. Previously filed on September
       4, 2002 with Post-Effective Amendment No. 3 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-47732.

(8)(p) Participation Agreement between Greenwich Series Trust and GE Life and Annuity Assurance Company. Previously filed on June 24, 2003 with
       Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
       Separate Account 4 to Form N-4, Registration No. 333-31172.

(8)(q) Participation Agreement between Nations Separate Account Trust and GE
       Life and Annuity Assurance Company. Previously filed on April 30,
       2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-47732.

(8)(r) Participation Agreement between FAM Variable Series Funds, Inc.
       (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
       Annuity Assurance Company. Previously filed with Post-Effective
       Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
       4, Registration No. 333-31172.

(8)(s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
       November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(8)(t) Amended and Restated Fund Participation Agreement between Franklin
       Templeton Variable Insurance Products Trust, Franklin/Templeton
       Distributors, Inc., Genworth Life and Annuity Insurance Company and
       Capital Brokerage Corporation. Previously filed with Post-Effective
       Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
       Account 1, Registration No. 333-47732.

(9)    Opinion of Counsel. Previously filed on May 25, 2006 with the Initial
       Registration Statement on Form N-4 for Genworth Life & Annuity VA
       Separate Account 2, Registration No. 333-134457.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on May 25, 2006 with the Initial Registration Statement on Form
       N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
       No. 333-134457.

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Power of Attorney. Previously filed on September 1, 2006 with
       Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 2, Registration No. 333-133425.


Item 25.  Directors and Officers of the Depositor

Paul A. Haley     Director, Senior Vice President and Chief Actuary

Robert T. Methven Director and Senior Vice President

Daniel C. Munson  Director and Senior Vice President

Leon E. Roday(3)  Director and Senior Vice President

Pamela S. Schutz  Chairperson of the Board, President and Chief Executive
                  Officer

Geoffrey S. Stiff Director and Senior Vice President


Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Shannon M. Fischer        Senior Vice President

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant
                                  [FLOW CHART]

Item 27.  Number of Contract Owners

   There was 1 owner of Qualified Contracts and 0 owners of Non-Qualified Contracts as of August 10, 2006.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1 and Genworth Life and Annuity Insurance Company.

   (b)


        Name                   Address            Positions and Offices with Underwriter
        ----                   -------            --------------------------------------
James J. Buddle....... 6620 W. Broad St.        Director
                       Richmond, VA 23230
Robert T. Methven..... 6610 W. Broad St.        Director, President and Chief Executive
                       Richmond, VA 23230       Officer
Geoffrey S. Stiff..... 6610 W. Broad St.        Director and Senior Vice President
                       Richmond, VA 23230
Victor C. Moses....... 601 Union St.,           Senior Vice President
                       Suite 2200
                       Seattle, WA 98101
Edward J. Wiles, Jr... 3001 Summer St.,         Senior Vice President and Chief Compliance
                       2nd Floor                Officer
                       Stamford, CT 06905
Ward E. Bobitz........ 6620 W. Broad Street     Vice President and Assistant Secretary
                       Richmond, VA 23230
Brenda A. Daglish..... 6604 West Broad St.      Vice President and Assistant Treasurer
                       Richmond, VA 23230
J. Kevin Helmintoller. 6610 W. Broad Street     Chief Financial Officer
                       Richmond, Virginia 23230
James H. Reinhart..... 6610 W. Broad St.        Vice President
                       Richmond, VA 23230
John A. Zelinske...... 6610 W. Broad St.        Vice President and Controller
                       Richmond, VA 23230
John E. Karaffa....... 6610 W. Broad St.        Vice President
                       Richmond, VA 23230
Scott R. Lindquist.... 6620 W. Broad St.        Vice President
                       Richmond, VA 23230
Gary T. Prizzia....... 6620 W. Broad Street     Treasurer
                       Richmond, VA 23230
Russell L. Rubino..... 6620 W. Broad St.        Vice President
                       Richmond, VA 23230
Bonnie C. Turner...... 6610 W. Broad St.        Financial & Operations Principal
                       Richmond, VA 23230



   (c)


                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    10.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of October, 2006.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 2
                                    (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                    (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                       Title                    Date
             ----                       -----                    ----
    /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      October 19, 2006
    -----------------------   President and Chief
       Pamela S. Schutz       Executive Officer

      /s/  PAUL A. HALEY*   Director, Senior Vice          October 19, 2006
    -----------------------   President and Chief Actuary
         Paul A. Haley

     /s/  BRIAN W. HAYNES*  Director and Senior Vice       October 19, 2006
    -----------------------   President
        Brian W. Haynes

    /s/  ROBERT T. METHVEN* Director and Senior Vice       October 19, 2006
    -----------------------   President
       Robert T. Methven

    /s/  DANIEL C. MUNSON*  Director and Senior Vice       October 19, 2006
    -----------------------   President
       Daniel C. Munson

      /s/  LEON E. RODAY*   Director and Senior Vice       October 19, 2006
    -----------------------   President
         Leon E. Roday

    /s/  GEOFFREY S. STIFF  Director and Senior Vice       October 19, 2006
    -----------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON* Director and Senior Vice       October 19, 2006
    -----------------------   President
       Thomas M. Stinson

     /s/  THOMAS E. DUFFY*  Senior Vice President,         October 19, 2006
    -----------------------   General Counsel and
        Thomas E. Duffy       Secretary

             Name                         Title                    Date
             ----                         -----                    ----
  /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      October 19, 2006
  ---------------------------   Chief Financial Officer
     J. Kevin Helmintoller

    /s/  JOHN A. ZELINSKE*    Vice President and Controller  October 19, 2006
  ---------------------------
       John A. Zelinske



  *By: /s/  GEOFFREY S. STIFF , pursuant to Power of         October 19, 2006
       ----------------------   Attorney executed on
         Geoffrey S. Stiff      February 21, 2006